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                               [NATIONWIDE LOGO]

                                NATIONWIDE((R))
                                    VARIABLE
                                    ACCOUNT-4

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30,2001

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE:COLUMBUS, OHIO



APO-1882-6/01

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                               [Nationwide LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                   [PICTURE]


                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Variable Account-4.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 14, 2001

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                       HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets,Liabilities and Contract Owners'Equity
This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners'accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners'Equity These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners'equity equals Contract owners'equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

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                          NATIONWIDE VARIABLE ACCOUNT-4
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2001
                                   (UNAUDITED)

Assets:
     Investments at fair value:

     Smith Barney Series Fund - Fundamental Value Portfolio (SBSFFundVal)
       7,790 shares (cost $143,816). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  174,182

     Smith Barney Variable Account Funds - The Income and Growth Portfolio (SBVAFIncGro)
       916,968 shares (cost $10,488,946) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7,656,686

     Smith Barney Variable Account Funds - The Reserve Account Portfolio (SBVAFResAcct)
       3,974 shares (cost $29,626) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     26,902

     Smith Barney Variable Account Funds -
     The U.S.Government/High Quality Securities Portfolio (SBVAFUSGovHQ)
       42,083 shares (cost $456,859) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    431,776

     Smith Barney/Travelers Series Fund Inc.- Smith Barney Income And Growth Portfolio
       9,133 shares (cost $186,472). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    179,184

     Smith Barney/Travelers Series Fund Inc.- Smith Barney International Equity Portfolio
       7,241 shares (cost $148,709). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     97,895

     Smith Barney/Travelers Series Fund Inc.-
     Smith Barney Money Market Portfolio (SBTSMMkt)
       14,243 shares (cost $14,242)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14,243
                                                                                                -----------
          Total investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8,580,868

  Accounts receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        427
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8,581,295
                                                                                                -----------

Accounts payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      -
                                                                                                -----------
Contract owners' equity (note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$ 8,581,295
                                                                                                ===========


See accompanying notes to financial statements.
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NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                            Total   SBSFFundVal SBSFIHiGr SBVAFIncGro SBVAFResAcct SBVAFUSGovHQ SBTSIncGro SBTSIntEq
Investment activity:
 Reinvested dividends $ ................    147,654     --         --        116,018       2,422       26,507      2,376      --
 Mortality and expense risk charges
  (note 2) .............................    (60,138)  (1,159)       (11)     (53,209)       (239)      (2,926)    (1,180)   (1,323)
                                         ----------   ------     ------   ----------     -------      -------    -------  --------
  Net investment activity ..............     87,516   (1,159)       (11)      62,809       2,183       23,581      1,196    (1,323)
                                         ----------   ------     ------   ----------     -------      -------    -------  --------

 Proceeds from mutual funds shares sold   1,122,758   12,863      7,637      948,149      15,153       30,846      1,227   106,794
 Cost of mutual fund shares sold ....... (1,818,312)  (9,952)    (7,820)  (1,642,214)    (16,213)     (35,897)    (1,268) (104,859)
                                         ----------   ------     ------   ----------     -------      -------    -------  --------
  Realized gain (loss) on investments ..   (695,554)   2,911       (183)    (694,065)     (1,060)      (5,051)       (41)    1,935
 Change in unrealized gain (loss)
  on investments .......................   (603,774)  (4,004)       269     (521,910)       (688)     (13,516)   (14,163)  (49,762)
                                         ----------   ------     ------   ----------     -------      -------    -------  --------
  Net gain (loss) on investments ....... (1,299,328)  (1,093)        86   (1,215,975)     (1,748)     (18,567)   (14,204)  (47,827)
                                         ----------   ------     ------   ----------     -------      -------    -------  --------
 Reinvested capital gains ..............    744,338     --         --        738,232        --           --        6,106      --
                                         ----------   ------     ------   ----------     -------      -------    -------  --------
    Net increase (decrease) in contract
    owners'
      equity resulting from operations.. $ (467,474)  (2,252)        75     (414,934)        435        5,014     (6,902)  (49,150)
                                         ==========   ======     ======   ==========     =======      =======    =======  ========

                                            SBTSMMkt
Investment activity:
 Reinvested dividends ................   $      331
 Mortality and expense risk charges
  (note 2) .............................        (91)
                                         ----------
  Net investment activity ..............        240
                                         ----------

 Proceeds from mutual funds shares sold          89
 Cost of mutual fund shares sold .......        (89)
                                         ----------
  Realized gain (loss) on investments ..         --
 Change in unrealized gain (loss)
  on investments .......................         --
                                         ----------
  Net gain (loss) on investments .......         --
                                         ----------
 Reinvested capital gains ..............         --
                                         ----------
    Net increase (decrease) in contract
    owners' equity resulting from
    operations.......................... $      240
                                         ==========

See accompanying notes to financial statements.

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NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                                    Total                SBSFFundVal          SBSFIHiGr             SBVAFIncGro
                                               2001       2000         2001     2000        2001     2000         2001       2000
Investment activity:
  Net investment income $ ...............     87,516     106,920      (1,159)   2,699        (11)   1,217        62,809      79,800
  Realized gain (loss) on investments ...   (695,554)   (611,961)      2,911    2,274       (183)     (13)     (694,065)   (583,991)
  Change in unrealized gain (loss)
    on investments ......................   (603,774) (1,551,725)     (4,004)  (6,411)       269     (907)     (521,910) (1,506,620)
  Reinvested capital gains ..............    744,338   1,925,085          --   11,915         --       --       738,232   1,907,813
                                          ----------  ----------     -------  -------     ------   ------      --------  ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ........................   (467,474)   (131,681)     (2,252)  10,477         75      297      (414,934)   (102,998)
                                          ----------  ----------     -------  -------     ------   ------      --------  ----------

Equity transactions:
  Purchase payments received from
    contract owners .....................         --       1,000          --       --         --       --            --       1,000
  Transfers between funds ...............         --          --          --       --         --       --        42,231    (195,920)
  Redemptions ........................... (1,034,839) (1,446,102)    (11,709) (11,383)    (7,624)      --      (914,425) (1,117,777)
  Annuity benefits ......................    (12,932)    (14,491)         --       --         --       --       (12,199)    (13,757)
  Annual contract maintenance charges
    (note 2) ............................     (2,030)     (2,960)         (4)     (21)        (3)      (3)       (1,877)     (2,552)
  Contingent deferred sales charges
    (note 2) ............................         --        (483)         --       --         --       --            --        (412)
  Adjustments to maintain reserves ......        650      (9,291)        (10)     (15)         3        8           630      (9,244)
                                          ----------  ----------     -------  -------     ------   ------      --------  ----------
      Net equity transactions ........... (1,049,151) (1,472,327)    (11,723) (11,419)    (7,624)       5      (885,640) (1,338,662)
                                          ----------  ----------     -------  -------     ------   ------      --------  ----------

Net change in contract owners'equity .... (1,516,625) (1,604,008)    (13,975)    (942)    (7,549)     302    (1,300,574) (1,441,660)
Contract owners'equity beginning
  of period ............................. 10,097,920  12,465,084     188,155  225,616      7,549   15,232     8,957,690  10,869,899
                                          ----------  ----------     -------  -------     ------   ------      --------  ----------
Contract owners'equity end of period     $ 8,581,295  10,861,076     174,180  224,674         --   15,534     7,657,116   9,428,239
                                          ==========  ==========     =======  =======     ======   ======     =========   =========


CHANGES IN UNITS:
  Beginning units .......................    329,057     455,788       8,806   12,558        623    1,363       261,552     357,206
                                          ----------  ----------     -------  -------     ------   ------      --------  ----------
  Units purchased .......................      1,306       8,382          --       --         --       --         1,305          --
  Units redeemed ........................    (39,974)    (65,200)       (531)    (654)      (623)      --       (28,361)    (44,729)
                                          ----------  ----------     -------  -------     ------   ------      --------  ----------
  Ending units ..........................    290,389     398,970       8,275   11,904         --    1,363       234,496     312,477
                                          ==========  ==========     =======  =======     ======   ======     =========   =========


                                       8
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NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                               SBVAFResAcct           SBVAFUSGovHQ            SBTSIncGro              SBTSIntEq
                                             2001        2000       2001        2000       2001        2000        2001       2000
Investment activity:
  Net investment income ..................$  2,183      2,926      23,581      17,370      1,196       1,708      (1,323)       169
  Realized gain (loss) on investments ....  (1,060)    (3,062)     (5,051)    (35,592)       (41)        272       1,935      8,151
  Change in unrealized gain (loss)
    on investments .......................    (688)       793     (13,516)     28,180    (14,163)    (12,341)    (49,762)   (54,419)
  Reinvested capital gains ...............      --         --          --          --      6,106       5,357          --         --
                                           -------    -------    --------   ---------    -------     -------    --------   --------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations .........................     435        657       5,014       9,958     (6,902)     (5,004)    (49,150)   (46,099)
                                           -------    -------    --------   ---------    -------     -------    --------   --------

Equity transactions:
  Purchase payments received from
    contract owners ......................      --         --          --          --         --          --          --         --
  Transfers between funds ................      --         --          --          --         --      50,000     (42,231)   122,304
  Redemptions ............................ (10,750)    (6,709)    (27,132)   (143,769)        --          --     (63,199)   (19,958)
  Annuity benefits .......................      --         --        (733)       (734)        --          --          --         --
  Annual contract maintenance charges
    (note 2) .............................     (28)       (27)        (71)       (179)       (24)        (64)        (23)       (54)
  Contingent deferred sales charges
    (note 2) .............................      --         --          --          --         --          --          --        (71)
  Adjustments to maintain reserves .......      13          1           8          10          6         (30)         (6)       (28)
                                           -------    -------    --------   ---------    -------     -------    --------   --------
      Net equity transactions ............ (10,765)    (6,735)    (27,928)   (144,672)       (18)     49,906    (105,459)   102,193
                                           -------    -------    --------   ---------    -------     -------    --------   --------

Net change in contract owners'equity ..... (10,330)    (6,078)    (22,914)   (134,714)    (6,920)     44,902    (154,609)    56,094
Contract owners'equity beginning
  of period ..............................  37,242     42,651     454,690     755,979    186,104     176,754     252,503    243,354
                                           -------    -------    --------   ---------    -------     -------    --------   --------
Contract owners'equity end of period .....$ 26,912     36,573     431,776     621,265    179,184     221,656      97,894    299,448
                                           =======    =======    ========   =========    =======     =======    ========   ========

CHANGES IN UNITS:
  Beginning units ........................   2,588      3,074      27,044      46,456     11,018      11,683      16,279     11,801
                                           -------    -------    --------   ---------    -------     -------    --------   --------
  Units purchased ........................      --         --          --          --         --       3,269          --      5,113
  Units redeemed .........................    (740)      (484)     (1,610)     (8,837)        (1)         --      (8,108)        --
                                           -------    -------    --------   ---------    -------     -------    --------   --------
  Ending units ...........................   1,848      2,590      25,434      37,619     11,017      14,952       8,171     16,914
                                           =======    =======    ========   =========    =======     =======    ========   ========


                                                                     (Continued)

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NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                                                  SBTSMMkt
                                                              2001        2000
Investment activity:
  Net investment income .............................     $    240        1,031
  Realized gain (loss) on investments ...............           --           --
  Change in unrealized gain (loss)
    on investments ..................................           --           --
  Reinvested capital gains ..........................           --           --
                                                          --------     --------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ....................................          240        1,031

Equity transactions:
  Purchase payments received from
    contract owners .................................           --           --
  Transfers between funds ...........................           --       23,616
  Redemptions .......................................           --     (146,506)
  Annuity benefits ..................................           --           --
  Annual contract maintenance charges
    (note 2) ........................................           --          (60)
  Contingent deferred sales charges
    (note 2) ........................................           --           --
  Adjustments to maintain reserves ..................            6            7
                                                          --------     --------
      Net equity transactions .......................            6     (122,943)
                                                          --------     --------

Net change in contract owners'equity ................          246     (121,912)
Contract owners'equity beginning
  of period .........................................       13,987      135,599
                                                          --------     --------
Contract owners'equity end of period ................     $ 14,233       13,687
                                                          ========     ========


CHANGES IN UNITS:
  Beginning units ...................................        1,147       11,647
                                                          --------     --------
  Units purchased ...................................            1           --
  Units redeemed ....................................           --      (10,496)
                                                          --------     --------
  Ending units ......................................        1,148        1,151
                                                          ========     ========

See accompanying notes to financial statements.

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                          NATIONWIDE VARIABLE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30,2001 AND 2000
                                   (UNAUDITED)

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

       Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase.See note 2 for a discussion of contract expenses.

       Contract owners in either the accumulation or the payout phase may invest in the following:

           Federated Insurance Series - Federated Quality Bond Fund II
             (FISFedQual)

           Portfolios of the Smith Barney Series Fund (SBSF);
             SBSF - Fundamental Value Portfolio (SBSFFundVal)
               (formerly Greenwich SSF - Total Return Portfolio)
             SBSF - Intermediate High Grade Portfolio (SBSFIHiGr)
               (formerly Greenwich SSF - Intermediate High Grade Portfolio)

           Portfolios of the Smith Barney Variable Account Funds (Smith Barney
             VAF);
             Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro) Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct) Smith Barney VAF - The U.S.Government/High Quality Securities
               Portfolio (SBVAFUSGovHQ)

           Portfolios of the Smith Barney/Travelers Series Fund Inc.(SB/TS);
             SB/TS - Smith Barney Income and Growth Portfolio (SBTSIncGro)
               (formerly Travelers Series Fund Inc.- Smith Barney Large Cap Value Portfolio)
             SB/TS - Smith Barney International Equity Portfolio (SBTSIntEq)
               (formerly Travelers Series Fund Inc.- Smith Barney International Equity Portfolio)
             SB/TS - Smith Barney Money Market Portfolio (SBTSMMkt) (formerly
               Travelers Series Fund Inc.- Smith Barney Money Market Portfolio)

       At June 30, 2001, contract owners have invested in all of the above funds, except Federated Quality Bond Fund II and Smith Barney Intermediate High Grade Portfolio.The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS,CONTINUED

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves

       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company:(a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) Financial Highlights

    The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended June 30, 2001.

                                                                            Unit          Contract                    Total
                                                               Units     Fair Value    Owners'Equity   Expenses(*)   Return(**)
                                                               -----     ----------    -------------   -----------   ----------
     Asset Charge:1.30%
       Smith Barney Series Fund -
       Fundamental Value Portfolio
        2001 . . . . . . . . . . . . . . . . . . . . . . .     8,275      21.048912   $      174,180     1.30%       -1.49%
        2000 . . . . . . . . . . . . . . . . . . . . . . .    11,904      18.873707          224,673     1.12%        5.05%
        1999 . . . . . . . . . . . . . . . . . . . . . . .    16,210      17.402392          282,093     1.22%       16.58%
        1998 . . . . . . . . . . . . . . . . . . . . . . .    17,492      15.034253          262,979     1.41%        4.34%
        1997 . . . . . . . . . . . . . . . . . . . . . . .    15,677      13.368082          209,571     1.32%        7.00%
       Smith Barney Series Fund -
       Intermediate High Grade Portfolio
        2000 . . . . . . . . . . . . . . . . . . . . . . .     1,363      11.395119           15,532     1.21%        1.97%
        1999 . . . . . . . . . . . . . . . . . . . . . . .     1,364      11.388468           15,534     1.29%       -3.13%
        1998 . . . . . . . . . . . . . . . . . . . . . . .     2,791      11.476424           32,031     1.34%        2.89%
        1997 . . . . . . . . . . . . . . . . . . . . . . .    11,304      10.603145          119,858     1.23%        1.95%
       Smith Barney Variable Account Funds -
       The Income and Growth Portfolio
        2001 . . . . . . . . . . . . . . . . . . . . . . .   234,496      32.031734        7,511,313     1.34%       -4.71%
        2000 . . . . . . . . . . . . . . . . . . . . . . .   312,477      29.655821        9,266,762     1.09%       -0.96%
        1999 . . . . . . . . . . . . . . . . . . . . . . .   403,488      33.466061       13,503,154     1.13%        6.98%
        1998 . . . . . . . . . . . . . . . . . . . . . . .   494,739      31.084624       15,378,775     1.15%       10.74%
        1997 . . . . . . . . . . . . . . . . . . . . . . .   716,842      25.603748       18,353,842     0.98%       15.32%
       Smith Barney Variable Account Funds -
       The Reserve Account Portfolio
        2001 . . . . . . . . . . . . . . . . . . . . . . .     1,848      14.564626           26,912     1.34%        1.25%
        2000 . . . . . . . . . . . . . . . . . . . . . . .     2,590      14.121543           36,575     1.24%        1.78%
        1999 . . . . . . . . . . . . . . . . . . . . . . .     3,090      13.507580           41,738     1.07%       -0.65%
        1998 . . . . . . . . . . . . . . . . . . . . . . .     5,482      13.741284           75,330     1.24%       -1.13%
        1997 . . . . . . . . . . . . . . . . . . . . . . .    13,796      14.003517          193,193     1.10%        0.80%
       Smith Barney Variable Account Funds -
       The U.S.Government/High Quality Securities
        2001 . . . . . . . . . . . . . . . . . . . . . . .    25,434      16.933910          430,692     1.32%        1.12%
        2000 . . . . . . . . . . . . . . . . . . . . . . .    37,619      16.448134          618,763     1.00%        1.51%
        1999 . . . . . . . . . . . . . . . . . . . . . . .    53,138      16.004588          850,452     1.20%       -0.03%
        1998 . . . . . . . . . . . . . . . . . . . . . . .    61,265      16.099279          986,322     1.09%       -0.52%
        1997 . . . . . . . . . . . . . . . . . . . . . . .   116,582      15.883322        1,851,710     0.94%        2.13%
       Smith Barney/Travelers Series Fund Inc.-
       Smith Barney Income And Growth Portfolio
        2001 . . . . . . . . . . . . . . . . . . . . . . .    11,017      16.264553          179,184     1.30%       -3.71%
        2000 . . . . . . . . . . . . . . . . . . . . . . .    14,952      14.824816          221,661     1.18%       -2.01%
        1999 . . . . . . . . . . . . . . . . . . . . . . .    11,685      16.657905          194,648     1.16%        8.69%
        1998 . . . . . . . . . . . . . . . . . . . . . . .    48,521      15.541320          754,081     0.96%        9.93%
        1997 . . . . . . . . . . . . . . . . . . . . . . .    50,163      13.178721          661,084     1.25%       16.51%

                                                                     (Continued)

                       NATIONWIDE VARIABLE ACCOUNT-4
                         NOTES TO FINANCIAL STATEMENTS,Continued

                                                                            Unit           Contract                    Total
                                                              Units      Fair Value     Owners'Equity   Expenses(*)   Return(**)
                                                              -----      ----------     -------------   -----------   ----------
      Smith Barney/Travelers Series Fund Inc.-
      Smith Barney International Equity Portfolio
       2001 . . . . . . . . . . . . . . . . . . . . . . .      8,171      11.980436           97,894     1.41%      -22.76%
       2000 . . . . . . . . . . . . . . . . . . . . . . .     16,914      17.704074          299,447     1.25%      -14.15%
       1999 . . . . . . . . . . . . . . . . . . . . . . .     15,835      13.293017          210,494     1.04%        6.72%
       1998 . . . . . . . . . . . . . . . . . . . . . . .     22,818      13.697402          312,547     1.05%       15.60%
       1997 . . . . . . . . . . . . . . . . . . . . . . .     29,842      12.768327          381,032     1.30%        9.24%
      Smith Barney/Travelers Series Fund Inc.-
      Smith Barney Money Market Portfolio
       2001 . . . . . . . . . . . . . . . . . . . . . . .      1,148      12.396154           14,233     1.29%        1.74%
       2000 . . . . . . . . . . . . . . . . . . . . . . .      1,151      11.894247           13,690     1.09%        2.16%
       1999 . . . . . . . . . . . . . . . . . . . . . . .     11,653      11.434073          133,241     1.25%        1.51%
       1998 . . . . . . . . . . . . . . . . . . . . . . .     48,516      11.061611          536,665     1.14%        1.85%
       1997 . . . . . . . . . . . . . . . . . . . . . . .     27,858      10.658479          296,924     1.40%        1.79%
                                                            ========      =========

      2001 Reserves for annuity contracts in payout phase:
       Tax qualified . . . . . . . . . . . . . . . . . . .                                     1,084
       Non-tax qualified  . . . . . . . . . . . . . . . .                                    145,803
       2001 Contract owners'equity . . . . . . . . . . . .                               $ 8,581,295


(*) This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
(**) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

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                                       15

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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